Fees Summary	Jul. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,910,000
Previously Paid Amount	0.00
Total Fee Amount	751.72
Total Offset Amount	0.00
Net Fee	751.72
Narrative - Max Aggregate Offering Price	$ 4,910,000
Final Prospectus	true